Fees Summary	Jan. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,109,990.00
Previously Paid Amount	0.00
Total Fee Amount	1,700.94
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,700.94
Narrative - Max Aggregate Offering Price	$ 11,109,990.00
Final Prospectus	true